INCOME TAX (Details - Deferred tax assets) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$ (76,680)	$ (64,500)
Less: valuation allowance	76,680	64,500
Net deferred tax asset	$ 0	$ 0